SCHEDULE OF IDENTIFIABLE LONG LIVED ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 4,499,588	$ 3,734,157
Right-of-use assets, net	7,256,728	6,632,749
Identifiable long-lived assets	11,756,316	10,366,906
Retail Sales [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	708,669	220,603
Right-of-use assets, net	5,774,589	5,064,993
Identifiable long-lived assets	6,483,258	5,285,596
Export Sales [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	3,790,236	3,512,311
Right-of-use assets, net	1,482,139	1,567,756
Identifiable long-lived assets	5,272,375	5,080,067
Leather Trading [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	683	1,243
Right-of-use assets, net
Identifiable long-lived assets	$ 683	$ 1,243